BORROWINGS	12 Months Ended
Dec. 31, 2020
BORROWINGS
BORROWINGS

13. BORROWINGS

Borrowings consist of the following:

	At December 31,	At December 31,
	2019	2020
	$	$
Short-term borrowings	819,031	912,549
Long-term borrowings, current portion	114,089	289,736
Subtotal for short-term borrowings	933,120	1,202,285
Long-term borrowings on project assets — current (1)	286,173	198,794
Long-term borrowings	619,477	446,090
Total	1,838,770	1,847,169
(1)	Certain long-term borrowings were classified as current liabilities because these borrowings are associated with certain solar power projects that are expected to be sold within one year.

As of December 31, 2020, the Company had contractual credit facilities of $2,618,761, and $707,174 was available for draw down upon demand. In addition, as of December 31, 2020, the Company also had non-binding credit facilities of $966,270. As of December 31, 2020, $433,628 of the Company’s borrowings were non-recourse in nature.

As of December 31, 2020, short-term borrowings of $628,519, long-term borrowings, current portion of $258,978, long-term borrowings on project assets – current of $198,794 and long-term borrowings of $351,431 were secured by property, plant and equipment with carrying amounts of $224,893, inventories of $243,124, prepaid land use rights of $9,509, restricted cash of $107,598, accounts receivable of $15,882, equity interest of $529,431 and project assets and solar power systems of $696,955.

Significant long-term borrowings newly obtained during the year ended December 31, 2019 and 2020 were as follows:

In 2019, Recurrent Energy, LLC entered into two credit facilities with syndicated financial institutions, which agreed to provide financing of $123,708 and $60,000, respectively. The proceeds from the credit facilities were available for purchasing solar modules and other eligible equipment that will allow solar energy systems to qualify for the U.S. Federal Investment Tax Credit by satisfying the 5% safe harbor method outlined in the U.S. Internal Revenue Service (IRS) guidance notice. The outstanding balance at December 2020 was $177,214 and requires repayment by 2022. The credit facilities are secured by the solar modules and certain project equity interests and is guaranteed by CSI. As of December 31, 2020, the Company met all the requirements of financial covenants.

In April 2020, Canadian Solar New Energy Holding Co., Ltd. entered into a $30,000 facility agreement with China-Portuguese Speaking Countries Cooperation and Development Fund for the development and construction of solar projects in Brazil. The facility is unsecured, guaranteed by CSI, and matures in March 2023. The agreement does not contain any financial covenants or restrictions. As of December 31, 2020, the facility was fully drawn.

13. BORROWINGS (Continued)

In July 2020, Recurrent Energy, LLC entered into a debt financing of $282,000 with a bank club led by Norddeutsche Landesbank to construct 327.5 MWp Maplewood solar power project in Pecos County, Texas. The loan is secured by project assets, guaranteed by CSI and will mature in September 2021. As of December 31, 2020, $203,747 was drawn and the Company met all the performance obligations.

In August 2020, Recurrent Energy, LLC entered into a $75,000 development loan facility with Nomura Corporate Funding Americas, LLC. The loan facility is secured by certain project assets and equity interests of certain entities wholly-owned by Recurrent Energy, LLC, guaranteed by CSI and matures in August 2022. As of December 31, 2020, the loan was fully drawn.

In October 2020, Canadian Solar International Limited entered into a working capital facility up to $50,000 with China Development Bank. The loan facility is unsecured, guaranteed by CSI Solar Co., Ltd. (formerly known as “CSI Power China Group Co., Ltd.”), and matures in November 2022. As of December 31, 2020, the loan was fully drawn.

These obtained long-term borrowings mentioned above bear effective floating interest rates from 1.7% to 6.5%.

Future principal repayments on the long-term borrowings are as follows. Included in the future principal repayment of 2021 are $198,794 of long-term borrowings on project assets – current, associated with certain solar power projects that are expected to be sold within one year:

2021	$488,530
2022	275,985
2023	71,563
2024	18,785
2025	2,912
Thereafter	76,845
Total	934,620
Less: future principal repayment related to long-term borrowings, current portion	(488,530)
Total long-term portion	$446,090

13. BORROWINGS (Continued)

Interest expenses

Average effective interest rates on borrowings are as follows:

	At December 31,	At December 31,
	2019	2020
Short-term borrowings	4.86%	3.26%
Long-term borrowings on project assets – current	3.65%	3.63%
Long-term borrowings	5.43%	4.37%

The Company capitalized interest costs incurred on borrowings obtained to finance construction of solar power projects or property, plant and equipment until the asset is ready for its intended use. The interests incurred during the years ended December 31, 2018, 2019 and 2020 are as follows:

	Years Ended December 31,
	2018	2019	2020
	$	$	$
Interest capitalized — project assets	15,462	10,794	10,197
Interest capitalized — property, plant and equipment	1,182	2,620	154
Interest expense	106,032	81,326	71,874
Total interest incurred	122,676	94,740	82,225